Stock-Based Compensation Plans - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) shares
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Options Outstanding, Beginning of Year	34,484
Number of Share Options, Granted	3,867
Number of Share Options, Exercised	(164)
Number of Share Options, Forfeited	(1,450)
Number of Share Options, Expired	(5,209)
Number of Share Options Outstanding, End of Year	31,528
Weighted Average Exercise Price, Outstanding, Beginning of Year | $	$ 26.29
Weighted Average Exercise Price, Granted | $	11.57
Weighted Average Exercise Price, Exercised | $	9.48
Weighted Average Exercise Price, Forfeited | $	26.25
Weighted Average Exercise Price, Expired | $	38.14
Weighted Average Exercise Price, Outstanding, End of Year | $	$ 22.61
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	6,063
Number of Share Units, Granted	2,604
Number of Share Units, Cancelled	(1,873)
Number of Share Units, Units in Lieu of Dividends	118
Number of Share Units, Outstanding, End of Year	6,912
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	7,461
Number of Share Units, Granted	2,742
Number of Share Units, Vested and Paid Out	(1,568)
Number of Share Units, Cancelled	(415)
Number of Share Units, Units in Lieu of Dividends	152
Number of Share Units, Outstanding, End of Year	8,372
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Outstanding, Beginning of Year	1,360
Number of Share Units, Granted	106
Number of Share Units, Units in Lieu of Dividends	24
Number of Share Units, Redeemed	(488)
Number of Share Units, Outstanding, End of Year	1,237
DSUs [Member] | Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of Share Units, Granted	235